Premises and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense for premises and equipment	$ 1,235,436	$ 1,096,342	$ 914,022